Joseph P. Richardson
Direct: (602) 364-7454
jprichardson@bryancave.com

June 28, 2005

VIA FACSIMILE AND U.S. MAIL

Pamela A. Long
Assistant Director
Division of Corporation Finance
Securities and Exchange Commission
Station Place
100 F. Street, N.E.
Washington, D.C. 20549

Re:	Mobile Mini, Inc. Amendment No. 2 to the Registration Statement on Form S-3 Filed June 28, 2005 File No. 333-124612

Dear Ms. Long:

Mobile Mini, Inc., a Delaware corporation (the “Company” or “we” in the responses below), is in receipt of the Staff’s letter dated June 20, 2005 (the “Letter”), regarding the Staff’s review of, and comment on, the Amendment No. 1 to the Company’s Form S-3. For convenience, we have reproduced the Staff’s comments in full below, and each comment is followed by the Company’s response. References to page numbers within the Company’s responses are to the pages of the amended registration statement on Form S-3. This amendment is being filed in connection with these responses.

General

1.	Refer to prior comment 2. As requested previously, confirm before the registration statement’s effectiveness that Mobile Mini will file a tax opinion if securities are offered with original issue discount or other material tax consequences.

     Response: Mobile Mini confirms that it will file a tax opinion if securities are offered with original issue discount or other material tax consequences.

Securities and Exchange Commission
June 28, 2005

Where You Can Find More Information, page 2

2.	The Commission has relocated its headquarters facility to Station Place, 100 F Street, N.E., Washington, DC 20549. The Commission’s public reference room is located in Room 5080 at that address. Revise the first paragraph.

     Response: We have revised the disclosure on page 2 of Amendment No. 2 to be consistent with your comment.

Description of Capital Stock, page 5

3.	Refer to prior comment 7. Also remove the statement that the discussion is qualified in its entirety by reference to provisions of Delaware law. You may qualify information in the prospectus by reference to information outside the prospectus only where incorporation by reference or the summary of a document filed as an exhibit is required by the form. See Rule 411(a) of Regulation C under the Securities Act.

     Response: We have revised the disclosure on page 5 of Amendment No. 2 to comply with this comment.

Preferred Stock, page 6

4.	Refer to prior comment 8. As requested previously, identify all of the underlying types of securities into which the preferred stock may be converted with specificity in the registration statement. We note the disclosure in the second paragraph of Exhibit 5.1.

     Response: We have revised the disclosure on page 6 of Amendment No. 2 to clarify that shares of Mobile Mini preferred stock may be exchanged or converted into shares of common stock.

Amendment No. 2 includes an updated consent of Ernst & Young LLP. If you have any questions regarding any of the matters set forth in this letter or in Amendment No. 2 to the Company’s Registration Statement on Form S-3, please call Michael McCoy at (602) 364-7176 or the undersigned at (602) 364-7454. We believe that the Company has complied with the Staff’s comments, and is looking forward to having the registration statement declared effective at the earliest practicable time. Thank you for your attention to this matter.

Securities and Exchange Commission
June 28, 2005

Very truly yours,

Joseph P. Richardson

MRM:ccb

Copies with enclosure to:
Lawrence Trachtenberg